ACQUISITION OF BUSINESSES - Business Services, Genworth (Details) - Genworth MI Canada Inc - Business services - USD ($) $ in Millions		12 Months Ended
	Dec. 12, 2019	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	31.00%
Consideration transferred, acquisition-date fair value	$ 854
Proportion of voting rights held in subsidiary	57.00%
Gain recognised in bargain purchase transaction	$ 4
Intangible assets	$ 243
Revenue of acquiree since acquisition date		$ 10
Profit (loss) of acquiree since acquisition date		9
Revenue of acquiree as if combination occurred at beginning of period		207
Profit (loss) of acquiree as if combination occurred at beginning of period		$ 98